SHARE CAPITAL AND SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
SHARE CAPITAL AND SHARE-BASED PAYMENTS	SHARE CAPITAL AND SHARE-BASED PAYMENTS
(a)Authorized capital

The Company has unlimited authorized common shares with no par value.
The 2017 and 2020 Share Compensation Plans provide for treasury settlement up to an aggregate total of 6.5% of the Company's issued and outstanding common shares.
(b)Stock options
The Company's existing incentive plan, approved by its shareholders, provides that options to purchase common shares may be granted to officers, employees and others at the discretion of the Board of Directors. The exercise price of each option is set at the date of grant and shall not be less than the closing market price of the Company's common shares at the date of grant. The expiry date for all grants may not exceed the earlier of 7 years after the grant date and the latest date permitted under the rules of the regulatory authorities. Currently, the vesting periods range up to three years, and the term is seven years. New shares from treasury are issued on the exercise of stock options.
The changes in issued stock options during the years ended December 31, 2020 and 2019 are as follows:

	2020		2019
	Number of stock options	Weighted average exercise price (C$/option)	Number of stock options	Weighted average exercise price (C$/option)
Outstanding, beginning of year	1,802,623	12.14	2,638,749	10.35
Granted	445,690	26.12	514,355	16.81
Exercised	(820,929)	10.86	(1,093,844)	(8.78)
Expired	(2,622)	14.95	(193,167)	(18.90)
Forfeited	(19,326)	23.53	(63,470)	(12.81)
Outstanding, end of year	1,405,436	17.16	1,802,623	12.14
As of December 31, 2020, incentive stock options constitute 0.6% (2019 - 1.5%) of issued and outstanding common share capital. The aggregate intrinsic value of vested share options (market value less exercise price) at December 31, 2020 was $9.3 million (2019 - $17.8 million).
During the year ended December 31, 2020, options granted to officers and employees had exercise prices ranging from C$24.99 to C$29.09 (2019 - C$16.50 to C$17.63) and expiry dates ranging from January 1, 2027 to May 27, 2027.
17.SHARE CAPITAL AND SHARE-BASED PAYMENTS (continued)

(b)Stock options (continued)

The weighted average fair value of stock options granted during the years ended December 31, 2020 and 2019 were estimated to be C$8.32 and C$6.22 per stock option, respectively, at the grant date using the Black-Scholes option pricing model, based on the following assumptions:

Years ended December 31	2020	2019
Estimated forfeiture rate (%)	3.0	3.0
Expected dividend yield (%)	—	—
Risk-free interest rate (%)	1.31	1.78
Expected life (years)	4.2	4.2
Expected volatility (%)	45.8	45.8
Weighted average share price (C$)	26.12	16.81

Option pricing models require the input of highly subjective assumptions. The expected life of the options consider such factors as the average length of time similar option grants in the past have remained outstanding prior to exercise and the vesting period of the grants. Expected volatility was estimated based upon historical price observations over the expected term.

The weighted average share price at the date of the exercise of stock options during the year ended December 31, 2020 was C$26.03 (2019 - C$18.37).

The following table summarizes information about stock options outstanding and exercisable at December 31, 2020:

	Stock options outstanding		Stock options exercisable
Exercise prices (C$)	Number of stock options outstanding	Weighted average remaining contractual life (years)	Number of stock options exercisable	Weighted average exercise price (C$/option)
5.83 - 11.16	415,887	2.5	364,219	9.27
11.17 - 17.06	447,821	4.6	365,793	15.57
17.07 - 27.04	431,218	5.8	286,708	23.92
27.05 - 29.09	110,510	6.4	16,980	29.09
	1,405,436	4.5	1,033,700	15.89

(c)Deferred Share Units

Non-executive directors may elect to receive all or a portion of their annual compensation in the form of DSUs which are linked to the value of the Company's common shares. DSUs are issued on a quarterly basis under the terms of the DSU Plan, at the market value of the Company's common shares at the date of grant. DSUs vest immediately and are redeemable in cash. 50% of a director's DSUs will be automatically redeemed on each of the following dates: (i) three months following the date the eligible director ceases to be a director of the Company and (ii) the earlier of fifteen months following, or December 31 of the calendar year following the date the eligible director ceases to be a director of the Company.
17.SHARE CAPITAL AND SHARE-BASED PAYMENTS (continued)

(c)Deferred Share Units (continued)

The following table summarizes the changes in DSUs outstanding during the years ended December 31, 2020 and 2019:

	2020	2019
Years ended December 31	Number of DSUs	Number of DSUs
Outstanding, beginning of year	613,617	533,698
Granted	63,089	79,919
Issued in connection with Alacer acquisition	234,440	—
Redeemed	(163,161)	—
Outstanding, end of year	747,985	613,617

DSUs granted in the year ended December 31, 2020 had a weighted average fair value of C$26.03 per unit at the date of grant (2019 - C$17.90).

In connection with the acquisition of Alacer (notes 1(a) and 4(a)), the Company issued DSU Replacement Units to replace the outstanding DSUs of Alacer. Each DSU Replacement Unit entitles the director to receive a payment in cash for the equivalent value of one common share on the date the director ceases to be a director. The DSU Replacement Units are accounted for as financial liabilities. The DSU Replacement Units had a fair value of C$29.63 per unit at the date of acquisition.

The fair value of the outstanding DSUs at the end of each reporting period is recognized as an accrued liability with the associated compensation expense recorded in share-based compensation expense. As at December 31, 2020, the fair value of outstanding DSUs, excluding the DSU Replacement Units, was C$25.56 per unit (2019 - C$24.99 per unit).

At December 31, 2020, financial liabilities of $15.0 million relating to DSUs have been recognized and included in accrued liabilities (2019 - $11.8 million) (note 13).

(d)Restricted Share Units
RSUs are granted to employees based on the Company's common share price at the date of grant. The awards have a graded vesting schedule over a three-year period. The terms of the plan provide the Board of Directors the discretion to elect to settle the units in either cash or shares.

To date, RSUs have been cash-settled and, therefore, are recognized as a liability, with fair value re-measurement at each reporting period. The associated compensation expense is recorded in share-based compensation expense over the vesting period unless directly attributable to operations, whereby it is included in production costs, or exploration, evaluation and reclamation expense.
17.SHARE CAPITAL AND SHARE-BASED PAYMENTS (continued)

(d)Restricted Share Units (continued)

The following table summarizes the changes in RSUs outstanding during the years ended December 31, 2020 and 2019:

	2020	2019
Years ended December 31	Number of RSUs	Number of RSUs
Outstanding, beginning of year	356,160	425,095
Granted	145,987	195,530
Issued in connection with Alacer acquisition	998,901	—
Settled	(719,345)	(200,671)
Forfeited	(32,838)	(63,794)
Outstanding, end of year	748,865	356,160

RSUs granted in the year ended December 31, 2020 had a weighted average fair value of C$29.34 per unit at the date of grant (2019 - C$18.14 per unit). RSUs settled in the year ended December 31, 2020 were settled at a fair value of C$26.02 per unit (2019 - C$17.67). As at December 31, 2020, the fair value of outstanding RSUs was C$25.56 per unit (2019 - C$24.99 per unit).

In connection with the acquisition of Alacer (notes 1(a) and 4(a)), the Company issued RSU Replacement Units to replace the outstanding unexercised RSUs of Alacer. The terms of the RSU Replacement Units are similar to the Company’s existing RSUs whereby the units become payable in common shares as they vest over the vesting period (typically three years). The Board of Directors, at its discretion, may elect to satisfy all or part of a vesting in cash. The RSU Replacement Units were accounted for as equity instruments at the date of acquisition as management believed that the Board of Directors had not created a valid expectation or a constructive obligation that future settlements will be in cash. In December 2020, a portion of the units were cash-settled. At December 31, 2020, the unvested RSU Replacement Units vesting in 2022 and 2023 were reclassified as cash-settled and accounted for as financial liabilities. RSU Replacement units vesting in 2021 will be equity-settled and continue to be recorded in equity. The RSU Replacement Units had a fair value of C$29.29 per unit at the date of acquisition.

At December 31, 2020, financial liabilities of $2.3 million and $6.5 million relating to RSUs have been recognized and included in accrued liabilities (note 13) and other non-current liabilities, respectively, in addition to an equity reserve of $0.5 million (2019 - $4.0 million included in accrued liabilities).

(e)Performance Share Units

PSUs are granted to senior executives, and vest after a performance period of three years. The vesting of these awards is based on the Company's total shareholder return in comparison to its peer group and awards vested range from 0% to 200% of initial PSUs granted. Under the terms of the Company's 2017 and 2020 Share Compensation Plans, the Board of Directors have the discretion to elect to settle PSUs in either cash or shares.

During the year ended December 31, 2019, as a result of its intention to settle its PSUs by issuing common shares, the Company classified its outstanding PSUs as equity-settled and accordingly reclassified $1.8 million ($1.3 million, net of tax) from non-current financial liabilities to equity. At December 31, 2020, as a result of cash settlements during the year, the Company determined it had a present obligation to settle in cash and reclassified its outstanding unvested PSUs vesting in 2022 and 2023 as financial liabilities. As a result, the Company reclassified $0.4 million from equity to non-current financial liabilities. PSUs vesting in 2021 will be equity-settled and continue to be recorded in equity.
17.SHARE CAPITAL AND SHARE-BASED PAYMENTS (continued)
(e)Performance Share Units (continued)

The associated compensation cost is recorded in share-based compensation expenses.

	2020	2019
Years ended December 31	Number of PSUs	Number of PSUs
Outstanding, beginning of year	308,500	311,100
Granted	222,045	144,500
Issued in connection with Alacer acquisition	985,489	—
Settled	(402,198)	(122,300)
Forfeited	—	(24,800)
Outstanding, end of year	1,113,836	308,500
PSUs granted in the year ended December 31, 2020 had a weighted average fair value of C$21.83 per unit at the date of grant (2019 - C$15.22 per unit). PSUs settled in the year ended December 31, 2020 were settled at a value of C$27.33 per unit (2019 - C$23.43). As at December 31, 2020, the estimated weighted average fair value was C$27.14 per unit (2019 - C$39.60 per unit).
In connection with the acquisition of Alacer (notes 1(a) and 4(a)), the Company issued PSU Replacement Units to replace the outstanding unexercised PSUs of Alacer. Each PSU Replacement Unit entitles the participant, at the end of the applicable performance period (typically three years), to receive a payment in cash for the equivalent value of common shares earned, provided: (i) the participant continues to be employed or engaged by the Company or any of its affiliates; and (ii) all other terms and conditions of the grant have been satisfied, including the performance metrics associated with each PSU Replacement Unit. The vesting of these awards is based on the Company's total shareholder return in comparison to its peer group, actual production against budget and actual costs against budget. Awards vested range from 0% to 200% of initial PSUs granted. The PSU Replacement Units are accounted for as financial liabilities. The PSU Replacement Units had a fair value of C$42.14 per unit at the date of acquisition.

At December 31, 2020, financial liabilities of $12.8 million and $7.8 million relating to PSUs have been recognized and included in accrued liabilities (note 13) and other non-current liabilities, respectively, in addition to an equity reserve of $1.3 million (2019 - accrued liability of 3.7 million and equity reserve of $3.6 million).

(f)Share-based compensation expense

Total share-based compensation expense, including all equity and cash-settled arrangements, for the years ended December 31, 2020 and 2019 has been recognized in the consolidated financial statements as follows:

Years ended December 31	2020	2019
Equity-settled
Production costs	$449	$250
Share-based compensation expense	6,903	3,715
Exploration, evaluation and reclamation expense	43	40
Transaction and integration expense	1,099	—
Cash-settled
Production costs	1,715	1,201
Share-based compensation expense	1,597	9,099
Exploration, evaluation and reclamation expense	126	119
Transaction and integration expense	3,919	—
	$15,851	$14,424